SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Employees and Directors [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Number of Options, Outstanding at the beginning of the period | shares	3,229,375
Number of Options, Granted | shares	142,500
Number of Options, Exercised | shares	(8,750)
Number of Options, Canceled | shares	(47,500)
Number of Options, Outstanding at the end of the period | shares	3,315,625
Number of Options, Exercisable | shares	1,029,219
Weighted average exercise price, Outstanding at the beginning of the period | $ / shares	$ 2.25
Weighted average exercise price, Granted | $ / shares	2.79
Weighted average exercise price, Exercised | $ / shares	1.26
Weighted average exercise price, Canceled | $ / shares	2.93
Weighted average exercise price, Outstanding at the end of the period | $ / shares	2.32
Weighted average exercise price, Exercisable | $ / shares	$ 1.63
Weighted average remaining contractual term, beginning of the period	8 years 9 months 25 days
Weighted average remaining contractual term, end of the period	8 years 4 months 13 days
Weighted average remaining contractual term, exercisable	7 years 7 months 13 days
Aggregate Intrinsic Value Price, Outstanding at the beginning of the period | $	$ 1,617
Aggregate Intrinsic Value Price, Outstanding at the end of the period | $	3,226
Aggregate Intrinsic Value Price, Exercisable | $	$ 1,712